Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of types of Borrowings both Current and Non-current

	2017			2016
	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	464	–	464	521	–	521
Term debt	209	1,696	1,905	299	2,021	2,320
Finance leases	5	5	10	5	9	14
Term debt in fair value hedging relationships	–	2,069	2,069	–	1,399	1,399
Term debt previously in fair value hedging relationships	–	438	438	334	255	589
Total	678	4,208	4,886	1,159	3,684	4,843

Summary of Repayment Years for Borrowings

Analysis by year of repayment

	2017				2016
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Finance leases £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Finance leases £m	Total £m
Within 1 year	464	209	5	678	521	633	5	1,159
Within 1 to 2 years	–	593	3	596	–	219	4	223
Within 2 to 3 years	–	508	2	510	–	700	3	703
Within 3 to 4 years	–	444	–	444	–	496	2	498
Within 4 to 5 years	–	644	–	644	–	–	–	–
After 5 years	–	2,014	–	2,014	–	2,260	–	2,260
After 1 year	–	4,203	5	4,208	–	3,675	9	3,684
Total	464	4,412	10	4,886	521	4,308	14	4,843

Analysis of Borrowings by Currency

Analysis by currency

	2017				2016
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Finance leases £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Finance leases £m	Total £m
US dollars	103	2,058	10	2,171	13	2,274	14	2,301
£ sterling	262	299	–	561	189	604	–	793
Euro	76	2,055	–	2,131	240	1,430	–	1,670
Other currencies	23	–	–	23	79	–	–	79
Total	464	4,412	10	4,886	521	4,308	14	4,843